COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       208 South LaSalle St. 1368
               Chicago, IL 60604


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Business Manager
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	01/29/2009
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $192,732

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTEL CORP COM                 COM              004934105     1284 109578.00 SH      Sole                 68473.00          41105.00
ADVENT SOFTWARE INC COM        COM              007974108     1406 70448.00 SH       Sole                 42735.00          27713.00
AEROVIRONMENT INC              COM              008073108     3038 82537.00 SH       Sole                 54792.00          27745.00
AMAZON COM INC COM             COM              023135106      300  5866.00 SH       Sole                  5866.00
AMEDISYS INC COM               COM              023436108      864 20900.00 SH       Sole                 13721.00           7179.00
AMERICAN PUBLIC EDUCATION      COM              02913V103     4049 108893.00 SH      Sole                 72524.00          36369.00
AMERICAN SUPERCONDUCTR COM     COM              030111108     5158 316271.00 SH      Sole                213619.00         102652.00
ARIBA INC COM                  COM              04033V203     2849 395200.00 SH      Sole                261751.00         133449.00
ASTEC INDS INC COM             COM              046224101     1900 60676.00 SH       Sole                 39680.00          20996.00
ATHENAHEALTH INC               COM              04685W103    13182 350411.00 SH      Sole                235985.00         114426.00
AUXILIUM PHARMACEUTICL COM     COM              05334D107     2288 80454.00 SH       Sole                 53489.00          26965.00
AXSYS TECHNOLOGIES INC         COM              054615109     2534 46202.00 SH       Sole                 30723.00          15479.00
BALDOR ELEC CO COM             COM              057741100     1412 79135.00 SH       Sole                 51851.00          27284.00
BANKRATE INC COM               COM              06646V108     1544 40633.00 SH       Sole                 26613.00          14020.00
BARRETT BILL CORP COM          COM              06846N104     1499 70974.00 SH       Sole                 46496.00          24478.00
BLACKBOARD INC COM             COM              091935502     1243 47392.00 SH       Sole                 31110.00          16282.00
CAPSTONE TURBINE CORP COM      COM              14067D102       16 19490.00 SH       Sole                 19490.00
CAREER EDUCATION CORP COM      COM              141665109     1418 79058.00 SH       Sole                 52033.00          27025.00
CAVIUM NETWORKS INC COM        COM              14965A101     1859 176905.00 SH      Sole                115900.00          61005.00
CHIPOTLE MEXICAN GRILL CL A    COM              169656105     3212 51839.00 SH       Sole                 34631.00          17208.00
COMMVAULT SYSTEMS INC COM      COM              204166102     1186 88515.00 SH       Sole                 59410.00          29105.00
CONCUR TECHNOLOGIES COM        COM              206708109     5539 168786.00 SH      Sole                113712.00          55074.00
CUBIST PHARMACEUTICALS COM     COM              229678107      769 31850.00 SH       Sole                 20935.00          10915.00
CYBERONICS INC COM             COM              23251P102     2378 143519.00 SH      Sole                 96909.00          46610.00
CYBERSOURCE CORP COM           COM              23251J106     2424 202238.00 SH      Sole                134229.00          68009.00
ENERGY CONVERSN DEVICE COM     COM              292659109     1144 45388.00 SH       Sole                 30293.00          15095.00
ESCO TECHNOLOGIES INC COM      COM              296315104     1453 35505.00 SH       Sole                 23210.00          12295.00
F5 NETWORKS INC COM            COM              315616102     2399 104969.00 SH      Sole                 69289.00          35680.00
FACTSET RESH SYS INC COM       COM              303075105     1859 42035.00 SH       Sole                 27570.00          14465.00
FIRST SOLAR INC                COM              336433107     3365 24395.00 SH       Sole                 17306.00           7089.00
GENOMIC HEALTH INC COM         COM              37244C101     5139 263825.00 SH      Sole                180474.00          83351.00
GOODRICH PETE CORP COM NEW     COM              382410405     1375 45911.00 SH       Sole                 30021.00          15890.00
GRAND CANYON EDUCATION INC     COM              38526M106     3385 180289.00 SH      Sole                121929.00          58360.00
GREEN MOUNTAIN COFFEE ROAST    COM              393122106     9102 235203.00 SH      Sole                157792.00          77411.00
GREENHILL & CO INC COM         COM              395259104     3539 50738.00 SH       Sole                 33724.00          17014.00
HEIDRICK&STRUGGLS INTL COM     COM              422819102     2097 97381.00 SH       Sole                 63989.00          33392.00
HURON CONSULTING GROUP INC     COM              447462102     1393 24330.00 SH       Sole                 15930.00           8400.00
ILLUMINA INC COM               COM              452327109     6506 249752.00 SH      Sole                169132.00          80620.00
INTUITIVE SURGICAL INC COM     COM              46120E602     1092  8601.00 SH       Sole                  6662.00           1939.00
IPG PHOTONICS CORP             COM              44980X109     1122 85180.00 SH       Sole                 55803.00          29377.00
IROBOT CORP COM                COM              462726100     3850 426459.00 SH      Sole                284290.00         142169.00
ISHARES TR RUSL 2000 GROW      COM              464287648     2632 51760.00 SH       Sole                 36095.00          15665.00
ITC HOLDINGS CORP              COM              465685105     2259 51728.00 SH       Sole                 34457.00          17271.00
K12 INC                        COM              48273U102     1464 78086.00 SH       Sole                 51860.00          26226.00
LHC GROUP                      COM              50187A107     1623 45108.00 SH       Sole                 30443.00          14665.00
LUMBER LIQUIDATORS INC         COM              55003Q103     1343 127220.00 SH      Sole                 85763.00          41457.00
LUMINEX CORP DEL COM           COM              55027E102     4038 189070.00 SH      Sole                125375.00          63695.00
MYRIAD GENETICS INC COM        COM              62855J104    11551 174339.00 SH      Sole                118090.00          56249.00
NETLOGIC MICROSYS INC COM      COM              64118B100     1446 65700.00 SH       Sole                 42967.00          22733.00
NUVASIVE INC COM               COM              670704105     5659 163338.00 SH      Sole                108478.00          54860.00
OMNITURE                       COM              68212S109     2106 197979.00 SH      Sole                131544.00          66435.00
PANERA BREAD CO CL A           COM              69840W108     1424 27276.00 SH       Sole                 17911.00           9365.00
PERINI CORP                    COM              713839108     1123 48050.00 SH       Sole                 31485.00          16565.00
PIPER JAFFRAY COS COM          COM              724078100     3762 94638.00 SH       Sole                 62887.00          31751.00
PMC-SIERRA INC COM             COM              69344F106     1530 314860.00 SH      Sole                210970.00         103890.00
PRIVATEBANCORP INC             COM              742962103      912 28113.00 SH       Sole                 18413.00           9700.00
RACKSPACE HOSTING INC          COM              750086100      875 162697.00 SH      Sole                100123.00          62574.00
REGAL BELOIT CORP COM          COM              758750103     2510 66080.00 SH       Sole                 43905.00          22175.00
RISKMETRICS GROUP INC          COM              767735103     1382 92850.00 SH       Sole                 58565.00          34285.00
SIGNATURE BANK                 COM              82669G104      747 26068.00 SH       Sole                 15908.00          10160.00
SKYWORKS SOLUTIONS INC COM     COM              83088M102     1485 268190.00 SH      Sole                178782.00          89408.00
SOLERA HOLDINGS                COM              83421A104     4122 171061.00 SH      Sole                112771.00          58290.00
SYNIVERSE HLDGS INC COM        COM              87163F106     3426 287012.00 SH      Sole                188824.00          98188.00
TCF FINL CORP COM              COM              872275102     1494 109402.00 SH      Sole                 71941.00          37461.00
TEKELEC COM                    COM              879101103      947 71005.00 SH       Sole                 46440.00          24565.00
THORATEC LABS CORP COM NEW     COM              885175307    11435 351966.00 SH      Sole                237944.00         114022.00
TRACTOR SUPPLY COMPANY         COM              892356106     1449 40119.00 SH       Sole                 26234.00          13885.00
VARIAN SEMICONDUCTOR COM       COM              922207105      964 53235.00 SH       Sole                 34880.00          18355.00
VOCUS                          COM              92858J108     1054 57908.00 SH       Sole                 37935.00          19973.00
WABTEC CORP                    COM              929740108     2353 59204.00 SH       Sole                 38777.00          20427.00
WARNACO GROUP                  COM              934390402     1704 86854.00 SH       Sole                 56754.00          30100.00
WFI INDS LTD COM               COM              92923V102      228 12085.00 SH       Sole                 12085.00
WORLD FUEL SVCS CORP COM       COM              981475106     1447 39131.00 SH       Sole                 25611.00          13520.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112